Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	$ 1,266,209	$ 1,922,894
Held-to-maturity securities	1,635,913	1,441,556
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,266,209	1,922,894
Held-to-maturity securities	1,646,856	1,417,599
Carrying Amount | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	313,070	450,368
Carrying Amount | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	522	101,824
Carrying Amount | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	122,990	117,205
Interest rate contracts	1,139	20,895
Customer accounts	10,835,008	10,600,852
FHLB advances and other borrowings	2,225,000	2,080,000
Carrying Amount | Level 2 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	1,139	20,895
Carrying Amount | Level 2 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	174	3,312
Carrying Amount | Level 2 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	1,693	31,347
Carrying Amount | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	1,646,856	1,417,599
Carrying Amount | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	211,077	259,351
Carrying Amount | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	26,624	27,670
Carrying Amount | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	185,298	461,138
Carrying Amount | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	834,297	993,041
Carrying Amount | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	8,391	79,870
Carrying Amount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	10,882,622	9,910,920
FDIC indemnification asset	8,968	12,769
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,266,209	1,922,894
Held-to-maturity securities	1,635,913	1,441,556
Estimated Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	313,070	450,368
Estimated Fair Value | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	522	101,824
Estimated Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	122,990	117,205
Interest rate contracts	1,139	20,895
Customer accounts	10,411,686	10,184,321
FHLB advances and other borrowings	2,266,791	2,184,671
Estimated Fair Value | Level 2 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	1,139	20,895
Estimated Fair Value | Level 2 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	174	3,312
Estimated Fair Value | Level 2 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	1,693	31,347
Estimated Fair Value | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	1,635,913	1,441,556
Estimated Fair Value | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	211,077	259,351
Estimated Fair Value | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	26,624	27,670
Estimated Fair Value | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	185,298	461,138
Estimated Fair Value | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	834,297	993,041
Estimated Fair Value | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	8,391	79,870
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	11,247,586	10,414,794
FDIC indemnification asset	$ 8,564	$ 12,095